Employees' Stock Incentive Plans and Management Incentive Plans (Compensation Cost Related to LTPP Awards) (Details) (Selling, General and Administrative Expenses [Member], Long-term Performance Program [Member], USD $)
In Millions, unless otherwise specified
	11 Months Ended	1 Months Ended	12 Months Ended
	Dec. 29, 2013 Successor [Member]	Jun. 07, 2013 Predecessor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation cost	$ 0	$ 3.8	$ 17.3	$ 18.4	$ 21.5
Tax benefit	0	1.3	6.1	6.5	7.4
After-tax compensation cost	$ 0	$ 2.5	$ 11.2	$ 11.9	$ 14.1